Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		11 Months Ended	12 Months Ended
	Dec. 07, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering	$ 230,000,000
Total Transaction Costs in Connection	14,483,021
Underwriting discount	4,000,000
Other offering costs	$ 683,021
Cash		$ 635,542	$ 140,302	$ 635,542
Term of restricted investments	185 days
Temporary equity redemption price per share			$ 10.2
Proceeds from gross proceeds	$ 5,600,000
Deferred underwriting discount non current			$ 9,800,000
Payment to acquire restricted investments	$ 234,600,000	$ 234,600,000
Restricted investment per unit	$ 10.2
Percentage of redeeming shares of public shares without the company's prior written consent		15.00%
Percentage of public shares to be redeemed on non completion of business combination			100.00%
Dissolution expense			$ 100,000
Working capital			$ 21,887
Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Minimum public share price due to reductions in the value of the trust assets less taxes payable			$ 10.1
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights warrants issued during the period units	560,000
Class of warrants or rights warrants issued issue price per warrant	$ 10
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Prospective assets of acquiree as a percentage of fair value of assets in the trust account			50.00%
Minimum [Member] | Fair value Market Investement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage			80.00%
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share Price			$ 10
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued			8,000,000
IPO [Member] | Public Share [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Per share price	$ 10
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued	3,000,000		1,800,000
Share Price	$ 10		$ 0.6
Over-Allotment Option [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued	5,000,000
Class A Ordinary Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering			$ 230,000,000	$ 230,000,000
Temporary equity redemption price per share		$ 10.2	$ 10.34	$ 10.2
Class A Ordinary Shares [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued	23,000,000		23,000,000
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued			3,000,000